Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Purchase of equipment	$ (27,726)	$ (5,031)	$ (5,031)	$ (1,347,664)
Depreciation expense	5,782	6,684	24,465	$ 18,349
Initial payment of equipment			(1,292,655)
Estimated cost			$ 1,803,000
Cost of equipment description			The remaining $510,345 will be paid upon the completion of the equipment once the final specifications have been determined pending optimization of the Company’s product iteration specific to this equipment
Proceeds from Sales Assets	2,161
Vestal New York [Member]
Disposal of Fixd Assets	10,936
Proceeds from Sales Assets	2,161
Gain (Loss) on Disposition of Assets	$ 8,775